Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Summary of Other (Loss) Income

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
TIL stock purchase warrants received (note 15)	—	6,839	—
Volatile organic compound emission plant lease (loss) income	(417)	24	238
Impairment of marketable securities	(683)	(1,322)	(2,062)
Miscellaneous income	2,666	1,006	9,229
Loss on bond repurchases	—	(7,699)	(1,759)

Other income (loss)	1,566	(1,152)	5,646